ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2016
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY [Abstract]
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY
35.	ADDITIONAL FINANCIAL INFORMATION OF THE parent Company

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly-owned foreign enterprise (“WOFE”) is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital. A non-wholly- owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

Q CELLS Nantong is a WOFE since its establishment in 2011. Q CELLS Qidong became a WOFE in May 2006 and, therefore, is subject to the above mandated restrictions on distributable profits. Prior to May 2006, although Q CELLS Qidong was a Sino-foreign joint venture enterprise, it was required to allocate at least 10% of its after-tax profit to the General Reserve Fund in accordance with the joint venture agreements entered into among the then joint venture partners and the appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund were at the discretion of the board of directors.

For other subsidiaries incorporated in PRC, the General Reserve Fund was appropriated based on 10% of net profits as reported in each subsidiary’s PRC statutory accounts.

Under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer their net assets to the Company in the form of dividend payments, loans, or advances. As determined pursuant to PRC generally accepted accounting principles, net assets of the Company’s PRC subsidiaries which are restricted from transfer amounted to $788.3 million as of December 31, 2016.

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company's investments in its subsidiaries under the equity method of accounting. Such investment is presented on separate condensed balance sheets of the Company as "Investments in subsidiaries " and the Company's shares of the profit or loss of subsidiaries are presented as "Share of income from subsidiaries" in the statements of comprehensive income.

Condensed Balance Sheets

		As of	As of
		December 31,	December 31,
In millions of $	Note	2015	2016

Assets
Current assets:
Cash and cash equivalents		0.7	2.5
Other current assets		2.2	1.8
Amount due from subsidiaries	b	164.3	314.6

Total current assets		167.2	318.9

Non-current assets:
Intangible assets		0.3	0.3
Investments in subsidiaries	a	440.2	629.9
Other long-term assets		0.8	0.2

Total non-current assets		441.3	630.4

Total assets		608.5	949.3

Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses and other payables		0.8	3.4
Amount due to subsidiaries	b	60.5	230.7
Long term borrowing - current portion	c	-	87.0
Total current liabilities		61.3	321.1

Non-current liabilities:
Long-term borrowings	c	207.0	120.0
Notes payable		-	100.0
Total non-current liabilities		207.0	220.0

Total liabilities		268.3	541.1

Redeemable ordinary shares (par value $0.0001 per share; 20,070,375 and nil issued and outstanding at December 31, 2015 and December 31, 2016, respectively)		-	-

Shareholders’ equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,160,675,592 and 4,161,175,592 shares issued and outstanding at December 31, 2015 and December 31, 2016, respectively)		0.4	0.4
Additional paid-in capital		431.1	431.7
Accumulated earnings (deficit)		(20.2)	107.3
Accumulated other comprehensive loss		(71.1)	(131.2)
Total shareholders’ equity		340.2	408.2

Total liabilities, redeemable ordinary shares and shareholders’ equity		608.5	949.3

Condensed Statements of Comprehensive Income

	For the year ended	For the year ended
In millions of $	December 31, 2015	December 31, 2016

Net revenues	-	-
Cost of revenues	-	0.2

Gross profit	-	(0.2)

Operating expenses	7.7	2.2

Operating loss	(7.7)	(2.4)

Share of income from subsidiaries	60.3	140.3
Interest expenses - net	(9.3)	(4.3)
Other income (expenses) - net	(0.3)	2.1
Exchange income (loss)	0.8	(7.8)

Income before income taxes	43.8	127.9

Income tax expenses	-	0.4

Net income	43.8	127.5

Other comprehensive loss, net of tax
Share of other comprehensive loss from subsidiaries	(34.6)	(60.1)

Comprehensive income	9.2	67.4

Condensed Statements of Cash Flows

	For the year ended	For the year ended
In millions of $	December 31, 2015	December 31, 2016

Net cash used in operating activities	(14.0)	(7.9)

Net cash provided by (used in) investing activities	(103.9)	69.2

Net cash provided by (used in) financing activities	118.2	(59.5)

Net increase in cash and cash equivalents	0.3	1.8

Cash and cash equivalents at the beginning of year	0.4	0.7

Cash and cash equivalents at the end of year	0.7	2.5

Notes to the Condensed Financial Statements of the Group

(a)	Basis of presentation

In the Company-only condensed financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception or acquisition. The Company-only condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries”. Share of the subsidiaries’ profit and share of subsidiaries’ other comprehensive income are presented as “share of income from subsidiaries” and “share of other comprehensive loss from subsidiaries”, respectively, on the condensed statements of comprehensive income. Under the equity method of accounting, the Company shall adjust the carrying amount of the investment for its share of the subsidiary's cumulative losses until the investment balance reaches zero, unless it is contractually obligated to continue to pick up the subsidiary's losses.

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

(b)	Related party transactions and balances

As of December 31, 2016, all balances with related parties were unsecured, non-interesting bearing and repayable on demand.

(c)	Commitments

The Group did not have any significant commitments or long-term obligations, other than the long-term borrowing, as of December 31, 2016.